TAXATION (Current and Deferred Components of The Income Tax Benefit/(Expense) From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
TAXATION [Abstract]
Current Income Tax Expense (Benefit)	$ 2,074	$ 1,948	$ 1,044
Deferred Income Tax Expense (Benefit)	526	(977)	(469)
Income Tax Expense (Benefit), Total	$ 2,600	$ 971	$ 575